Other Information: Employees (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Information: Employees
Average number of employees	799	620	681
Number of industrial employees	546	424	487
Number of commercial employees	253	197	194